Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Receivables, allowance for doubtful accounts	$ 137	$ 118
Preferred stock, par	$ 1	$ 1
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, issued	0	0
Common stock, par	$ 0.1667	$ 0.1667
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	197,951,551	196,275,506
Treasury stock, shares	48,347,541	42,245,097